Related Party Balances and Transactions - Purchase of raw materials or long-lived assets (Details) - Related party - Purchase of raw materials or long-lived assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets	¥ 21,519	¥ 293,779	¥ 1,247,467
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets	12,239	37,603	111,875
VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets	4,917	2,485
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets	¥ 4,363	85,938	73,071
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets		86,985	¥ 1,062,521
Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets		48,547
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets		32,213
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Purchase of raw materials or long-lived assets		¥ 8